Investment Strategy - Global X Funds	Aug. 17, 2026
Global X PureCap MSCI Financials ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Financials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Financials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 83 constituents with a market capitalization between $11.1 billion and $1,014.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Financials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Financials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Financials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Financials sector encompasses "companies engaged in banking, financial services, consumer finance, capital markets and insurance activities. It also includes Financial Exchanges & Data and Mortgage REITs."
The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Financial Services, Capital Markets and Banking industries and had significant exposure to the Financials sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Financials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Financial Services, Capital Markets and Banking industries and had significant exposure to the Financials sector.
Global X PureCap MSCI Health Care ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Health Care sector. This is accomplished by investing in the component securities of the Underlying
Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Health Care sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 57 constituents with a market capitalization between $10.3 billion and $1,019.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Health Care companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Health Care sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Health Care sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Health Care sector includes "health care providers & services, companies that manufacture and distribute health care equipment & supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Pharmaceuticals industry and had significant exposure to the Health Care sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Health Care sector. This is accomplished by investing in the component securities of the Underlying
Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Pharmaceuticals industry and had significant exposure to the Health Care sector.
Global X PureCap MSCI Industrials ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Industrials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Industrials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 57 constituents with a market capitalization between $10.3 billion and $1,019.2 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Industrials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Industrials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Industrials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Industrials sector includes " manufacturers and distributors of capital goods such as aerospace & defense, building products, electrical equipment and machinery and companies that offer construction & engineering services. It also includes providers of commercial & professional services including printing, environmental and facilities services, office services & supplies, security & alarm services, human resource & employment services, research & consulting services. It also includes companies that provide transportation services.”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Aerospace & Defense industry and had significant exposure to the Industrials sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Industrials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Aerospace & Defense industry and had significant exposure to the Industrials sector.
Global X PureCap MSCI Materials ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Materials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Materials sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 28 constituents with a market capitalization between $11.9 billion and $230.0 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Materials companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Materials sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Materials sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Materials sector includes "companies that manufacture chemicals, construction materials, forest products, glass, paper and related packaging products, and metals, minerals and mining companies, including producers of steel.”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Chemicals and Metals & Mining industries and had significant exposure to the Materials sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Materials sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Chemicals and Metals & Mining industries and had significant exposure to the Materials sector.
Global X PureCap MSCI Utilities ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Utilities sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Utilities sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 29 constituents with a market capitalization between $18.0 billion and $174.5 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Utilities companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Utilities sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Utilities sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Utilities sector includes "utility companies such as electric, gas and water utilities. It also includes independent power producers & energy traders and companies that engage in generation and distribution of electricity using renewable sources.”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Electric Utilities industry and had significant exposure to the Utilities sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Utilities sector. This is accomplished by investing in the component securities of the Underlying Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Electric Utilities industry and had significant exposure to the Utilities sector.
Global X PureCap MSCI Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Real Estate sector. This is accomplished by investing in the component securities of the Underlying
Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the performance of U.S. securities included in the MSCI USA Index that fall within the Real Estate sector based on the MSCI and S&P Dow Jones Indices' Global Industry Classification Standard (GICS®), as determined by MSCI Inc. (“MSCI” or the "Index Provider"). As of June 1, 2026, the Underlying Index had 27 constituents with a market capitalization between $13.3 billion and $139.3 billion.

The Underlying Index, which rebalances and is reconstituted on a quarterly basis, implements a free float market capitalization weighting methodology that does not impose maximum weight constraints on individual securities, which enables greater exposure to securities classified by GICS® as Real Estate companies than would otherwise be possible if maximum weight constraints were imposed (so-called “PureCap” exposure to the Real Estate sector). Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). As part of the investment strategy, the Fund may also invest in ETFs that track the performance of companies within the Real Estate sector or companies that, either individually or in the aggregate, invest in securities that collectively have an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other economic characteristics. Rebalancing refers to regular adjustments made to the weights of existing constituents within an index consistent with the methodology of that index, whereas reconstituting refers to the process of adding or removing the constituent securities of an index. The selection of the components of the Underlying Index is made by the Index Provider based on its proprietary methodology. The Fund’s portfolio is generally rebalanced and reconstituted in accordance with the Underlying Index.

As defined by GICS®, the Real Estate sector includes "companies engaged in real estate development and operation. It also includes companies offering real estate related services and Equity Real Estate Investment Trusts (REITs).”

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index's component securities in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are similar to the economic characteristics of such component securities.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Specialized REITS industry and had significant exposure to the Real Estate sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the Real Estate sector. This is accomplished by investing in the component securities of the Underlying
Index or in investments (either directly or indirectly through exchange traded funds (“ETFs”)) that have, either individually or in the aggregate, economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 1, 2026, the Underlying Index was concentrated in the Specialized REITS industry and had significant exposure to the Real Estate sector.